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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                                    FORM N-PX

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                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09537

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                         MFS CALIFORNIA MUNICIPAL FUND
               (Exact name of registrant as specified in charter)

                               -----------------

               111 Huntington Avenue, Boston, Massachusetts 02199
               (Address of principal executive offices) (Zip code)

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                              Christopher R. Bohane
                    Massachusetts Financial Services Company
                              111 Huntington Avenue
                           Boston, Massachusetts 02199
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000

                               -----------------

                       Date of fiscal year end: November 30

             Date of reporting period: July 1, 2017 - June 30, 2018

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ITEM 1.  PROXY VOTING RECORD.

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09537
Reporting Period: 07/01/2017 - 06/30/2018
MFS California Municipal Fund









======================== MFS California Municipal Fund =========================


MFS SERIES TRUST XIV - MFS INSTITUTIONAL MONEY MARKET PORTFOLIO

Ticker:                      Security ID:  55291X109
Meeting Date: DEC 08, 2017   Meeting Type: Written Consent
Record Date:  DEC 08, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Amend Fundamental Investment            For       For          Management
      Restriction Regarding Industry
      Concentration

========== END NPX REPORT

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CALIFORNIA MUNICIPAL FUND

By (Signature and Title):  David DiLorenzo*
                           ------------------------------------------
                           David DiLorenzo, President and Principal
                           Executive Officer

Date: August 28, 2018

*By (Signature and Title)  /s/ Susan A. Pereira
                           ------------------------------------------
                           Susan A. Pereira, as attorney-in-fact

* Executed by Susan A. Pereira on behalf of David DiLorenzo pursuant to a Power of Attorney dated June 1, 2017. (1)

(1) Incorporated by reference to MFS Series Trust XIII (File Nos. 2-74959 and 811-03327) Post-Effective Amendment No. 65 filed with the SEC via EDGAR on June 27, 2017.